Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	The Advisors’ Inner Circle Fund III
Entity Central Index Key	dei_EntityCentralIndexKey	0001593547
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2022
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2022
Prospectus Date	rr_ProspectusDate	Apr. 12, 2022
FS Multi-Strategy Alternatives Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Advisors’ Inner Circle Fund III

FS Multi-Strategy Alternatives Fund

FS Chiron Real Asset Fund

FS Managed Futures Fund

(each, a “Fund” and together, the “Funds”)

Supplement Dated September 28, 2022

to the Funds’ Prospectus,

dated April 12, 2022, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

I. On or around November 21, 2022 (the “Effective Date”), the minimum initial investment amount for Class I Shares of each Fund will be reduced from $1,000,000 to $100,000. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

All references to “$1,000,000” as the minimum initial investment amount for Class I Shares of each Fund are deleted and replaced with “$100,000.”

II. On or around the Effective Date, the minimum subsequent investment amount for Class A Shares of each Fund will be eliminated. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

All references to “$100” as the minimum subsequent investment amount for Class A Shares of each Fund are deleted.

III. On or around the Effective Date, the minimum account balance for Class I Shares and Class A Shares of each Fund below which a shareholder’s investment in a Fund may be redeemed at the option of the Fund will increase from $500 to $1,000. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

In the “Purchasing, Selling and Exchanging Fund Shares” section, under the heading “Involuntary Redemptions of Your Shares,” the first sentence is deleted and replaced with the following:

If your account balance drops below $1,000 because of redemptions, you may be required to sell your shares.

IV. On or around the Effective Date, the front-end sales load schedule for Class A Shares of each Fund will be reduced, and the dealer manager fee of up to 0.75% payable to FS Investment Solutions, LLC in connection with certain sales of Fund shares will be eliminated. Further, on or around the Effective Date, the Funds will implement a contingent deferred sales charge of 1.00% on purchases of $1,000,000 or more of Class A Shares if such shares are redeemed within 18 months of purchase. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

A. In the “Fund Fees and Expenses” section for each Fund, the “Shareholder Fees” table is deleted and replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investments)
FS Multi-Strategy Alternatives Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 182
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	645
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,193
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,692
FS Multi-Strategy Alternatives Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 696
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,182
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,749
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,284
FS Chiron Real Asset Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Advisors’ Inner Circle Fund III

FS Multi-Strategy Alternatives Fund

FS Chiron Real Asset Fund

FS Managed Futures Fund

(each, a “Fund” and together, the “Funds”)

Supplement Dated September 23, 2022

to the Funds’ Prospectus,

dated April 12, 2022, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

I. On or around November 21, 2022 (the “Effective Date”), the minimum initial investment amount for Class I Shares of each Fund will be reduced from $1,000,000 to $100,000. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

All references to “$1,000,000” as the minimum initial investment amount for Class I Shares of each Fund are deleted and replaced with “$100,000.”

II. On or around the Effective Date, the minimum subsequent investment amount for Class A Shares of each Fund will be eliminated. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

All references to “$100” as the minimum subsequent investment amount for Class A Shares of each Fund are deleted.

III. On or around the Effective Date, the minimum account balance for Class I Shares and Class A Shares of each Fund below which a shareholder’s investment in a Fund may be redeemed at the option of the Fund will increase from $500 to $1,000. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

In the “Purchasing, Selling and Exchanging Fund Shares” section, under the heading “Involuntary Redemptions of Your Shares,” the first sentence is deleted and replaced with the following:

If your account balance drops below $1,000 because of redemptions, you may be required to sell your shares.

IV. On or around the Effective Date, the front-end sales load schedule for Class A Shares of each Fund will be reduced, and the dealer manager fee of up to 0.75% payable to FS Investment Solutions, LLC in connection with certain sales of Fund shares will be eliminated. Further, on or around the Effective Date, the Funds will implement a contingent deferred sales charge of 1.00% on purchases of $1,000,000 or more of Class A Shares if such shares are redeemed within 18 months of purchase. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

A. In the “Fund Fees and Expenses” section for each Fund, the “Shareholder Fees” table is deleted and replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investments)
FS Chiron Real Asset Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	634
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,350
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,256
FS Chiron Real Asset Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 640
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,159
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,860
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,717
FS Managed Futures Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Advisors’ Inner Circle Fund III

FS Multi-Strategy Alternatives Fund

FS Chiron Real Asset Fund

FS Managed Futures Fund

(each, a “Fund” and together, the “Funds”)

Supplement Dated September 23, 2022

to the Funds’ Prospectus,

dated April 12, 2022, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

I. On or around November 21, 2022 (the “Effective Date”), the minimum initial investment amount for Class I Shares of each Fund will be reduced from $1,000,000 to $100,000. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

All references to “$1,000,000” as the minimum initial investment amount for Class I Shares of each Fund are deleted and replaced with “$100,000.”

II. On or around the Effective Date, the minimum subsequent investment amount for Class A Shares of each Fund will be eliminated. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

All references to “$100” as the minimum subsequent investment amount for Class A Shares of each Fund are deleted.

III. On or around the Effective Date, the minimum account balance for Class I Shares and Class A Shares of each Fund below which a shareholder’s investment in a Fund may be redeemed at the option of the Fund will increase from $500 to $1,000. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

In the “Purchasing, Selling and Exchanging Fund Shares” section, under the heading “Involuntary Redemptions of Your Shares,” the first sentence is deleted and replaced with the following:

If your account balance drops below $1,000 because of redemptions, you may be required to sell your shares.

IV. On or around the Effective Date, the front-end sales load schedule for Class A Shares of each Fund will be reduced, and the dealer manager fee of up to 0.75% payable to FS Investment Solutions, LLC in connection with certain sales of Fund shares will be eliminated. Further, on or around the Effective Date, the Funds will implement a contingent deferred sales charge of 1.00% on purchases of $1,000,000 or more of Class A Shares if such shares are redeemed within 18 months of purchase. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

A. In the “Fund Fees and Expenses” section for each Fund, the “Shareholder Fees” table is deleted and replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investments)
FS Managed Futures Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,324
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,007
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 6,721
FS Managed Futures Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 671
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,825
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 7,017

[1]	Class A Shares purchases of $1,000,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.
[2]	Class A Shares purchases of $1,000,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.
[3]	Class A Shares purchases of $1,000,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.